Financial instruments - disclosures (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches

$ millions, as at October 31		IRB approach	Standardized approach	Other credit risk (1)	Securitization approach	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2025	Cash and deposits with banks	$38,725	$2,864	$2,414	$–	$44,003	$–	$44,003
	Securities	150,549	5,594	–	3,696	159,839	123,396	283,235
	Cash collateral on securities borrowed	21,694	3	–	–	21,697	–	21,697
	Securities purchased under resale agreements	66,181	–	–	2,863	69,044	17,651	86,695
	Loans (2)	548,529	16,267	1,155	25,086	591,037	2,859	593,896
	Allowance for credit losses	(4,085)	(307)	–	–	(4,392)	–	(4,392)
	Derivative instruments	38,352	–	–	–	38,352	–	38,352
	Other assets	25,125	1,832	9,769	130	36,856	16,596	53,452
	Total credit exposures	$885,070	$26,253	$13,338	$31,775	$956,436	$160,502	$1,116,938
2024	Total credit exposures	$839,643	$24,493	$12,107	$23,509	$899,752	$142,233	$1,041,985

(1)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.

(2)	Includes customers’ liability under acceptances of $10 million.